Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common stock	Additional paid-in capital	Retained earnings	Unearned employee stock ownership plan (ESOP)	Treasury shares	Accumulated other comprehensive income
Balance at Jun. 30, 2016	$ 67,515	$ 86	$ 34,639	$ 34,732	$ (1,036)	$ (937)	$ 31
Net income	935			935
Allocation of ESOP shares	213		445		186	(418)
Other Comprehensive Loss	(30)						(30)
Cash dividends of $0.40 per common share	(1,487)			(1,487)
Balance at Jun. 30, 2017	67,146	86	35,084	34,180	(850)	(1,355)	1
Net income	1,323			1,323
Allocation of ESOP shares	188		1		187
Other Comprehensive Loss	(1)						(1)
Cash dividends of $0.40 per common share	(1,453)			(1,453)
Balance at Jun. 30, 2018	$ 67,203	$ 86	$ 35,085	$ 34,050	$ (663)	$ (1,355)